Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Favorable lease terms - Cost	$ 127,788	$ 127,788	$ 158,987
Favorable lease terms - Accumulated amortization	$ 80,968	72,449	$ 84,932
Write-off - Cost		31,199
Finite lived intangible assets amortization method	straight line
Weighted average useful life for favorable lease terms chartered out	9 years 7 months 2 days
Navios Fulvia
Favorable lease terms - Cost		31,199
Favorable lease terms - Accumulated amortization		31,199
Write-off - Cost		$ 31,199